Acquired Intangible Assets, Net (Details) - Schedule of annual amortization expense $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of annual amortization expense [Abstract]
2022	$ 244
2023	243
2024	237
2025	233
2026	231
Thereafter	694
Total	$ 1,882